Angel Oak Multi-Strategy Income Fund
Class A Shares – ANGLX
Class T Shares – ANGTX (not currently available for purchase)
Class C Shares – ANGCX
Institutional Class Shares – ANGIX

Angel Oak Financials Income Fund
(formerly known as Angel Oak Flexible Income Fund)
Class A Shares – ANFLX
Class T Shares – ANFTX (not currently available for purchase)
Class C Shares – AFLCX
Institutional Class Shares – ANFIX
PROSPECTUS

May 31, 2019
as supplemented September 5, 2019

Effective September 3, 2019, Cheryl Pate became a portfolio manager of the Financials Income Fund. Separately, effective September 3, 2019, Clayton Triick was removed as a portfolio manager for the Financials Income Fund and became a portfolio manager of the Multi-Strategy Fund.

Accordingly, the following changes are made to the Prospectus, as applicable:

All references to Mr. Triick as a portfolio manager of the Financials Income Fund are removed from the Fund’s Prospectus.

The following sentence is added to the Financial Income Fund’s Portfolio Management section of the Prospectus:

Cheryl Pate, CFA®, Portfolio Manager of the Adviser, has been a Portfolio Manager of the Fund since 2019.

In addition, the following biographical information is added to page 56, under the Portfolio Managers section of the Prospectus:

Cheryl Pate, CFA®, is a Portfolio Manager at the Adviser and a Portfolio Manager of the Financials Income Fund. Ms. Pate has more than 15 years’ experience in financial services and primarily focuses on investment research in the community and regional bank debt space. Ms. Pate joined the Adviser in 2017 from Morgan Stanley, where she spent 10 years in equity research focusing on the financial sector. Ms. Pate led the Consumer & Specialty Finance research team as an Executive Director and Senior Lead Analyst. Ms. Pate’s research coverage included the consumer finance, specialty finance, mortgage servicing/originations, mortgage REIT, payments, fintech and banking industries. Ms. Pate holds a B.S. in Commerce (Finance) from the University of British Columbia and an M.B.A. from Duke University’s Fuqua School of Business.

The following sentence is added to the Multi-Strategy Income Fund’s Portfolio Management section of the Prospectus:

Clayton Triick, CFA®, Senior Portfolio Manager of the Adviser, has been a Portfolio Manager of the Fund since 2019.

The first sentence of Mr. Triick’s biographical information on page 55 of the Prospectus, is replaced with the following sentence:

Clayton Triick, CFA®, is a Senior Portfolio Manager of the Adviser and of the Multi-Strategy Income Fund and UltraShort Income Fund.

Angel Oak Multi-Strategy Income Fund
Class A Shares – ANGLX
Class T Shares – ANGTX (not currently available for purchase)
Class C Shares – ANGCX
Institutional Class Shares – ANGIX

Angel Oak Financials Income Fund
(formerly known as Angel Oak Flexible Income Fund)
Class A Shares – ANFLX
Class T Shares – ANFTX (not currently available for purchase)
Class C Shares – AFLCX
Institutional Class Shares – ANFIX

Angel Oak High Yield Opportunities Fund
Class A Shares – ANHAX
Class T Shares – ANHTX (not currently available for purchase)
Class C Shares – ANHCX
Institutional Class Shares – ANHIX

Angel Oak UltraShort Income Fund
Class A Shares – AOUAX
Class C Shares – AOUCX
Institutional Class Shares – AOUIX
STATEMENT OF ADDITONAL INFORMATION (“SAI”)

May 31, 2019
as supplemented September 5, 2019

Effective September 3, 2019, Cheryl Pate became a portfolio manager for the Financials Income Fund. Separately, effective September 3, 2019, Clayton Triick was removed as a portfolio manager for the Financials Income Fund and became a portfolio manager for the Multi-Strategy Fund. Accordingly, the following changes are made to the SAI.

The following table replaces the table on page 30 under the section entitled “About the Portfolio Managers”:

The following table shows which Portfolio Managers have the primary responsibility for the day-to-day management of each Fund.

Name of Portfolio Manager	Multi-Strategy Fund	Financials Income Fund	High Yield Fund	Ultra Short Income Fund
Sreeniwas (Sreeni) V. Prabhu	X	X	X	X
Brad A. Friedlander	X	X
Sam Dunlap	X
Berkin Kologlu	X		X
Kin Lee	X
Colin McBurnette	X			X
Clayton Triick	X			X
Johannes Palsson		X
Navid Abghari		X
Matthew R. Kennedy			X
Nichole Hammond			X
Cheryl Pate		X

In addition, the following table is added to page 32 regarding the types of accounts, other than the Funds, that Ms. Pate manages for the Adviser as of June 30, 2019:

Cheryl Pate

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
1	1	3	0	1	0
$226,343,348	$64,722,099	$130,472,782	$0	$64,722,099	$0

The following table replaces the existing table on page 31 regarding the types of accounts, other than the Funds, that Mr. Triick manages for the Adviser as of June 30, 2019:

Clayton Triick

Number and Assets of Other Accounts			Number and Assets of Accounts for which Advisory Fee is Performance Based
Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
1	2	3	0	1	0
$11,289,480	$884,467,686	$216,571,232	$0	$136,363,232	$0

Further, the following supplements the information on page 33 regarding the portfolio managers’ ownership of Fund shares:

As of June 30, 2019, Ms. Pate and Mr. Triick owned beneficially shares of the Fund(s) in the following amounts:

Portfolio Manager	Multi-Strategy Income Fund	Financials Income Fund	High Yield Fund	Ultra Short Income Fund
Cheryl Pate	None	None	None	None
Clayton Triick	None	None	None	$50,001 - $100,000